Description of Organization and Business Operations (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 09, 2024	Jun. 30, 2026	Dec. 31, 2025	Oct. 08, 2026	Dec. 31, 2024
Description of Organization and Business Operations [Line Items]
Warrant price per share (in Dollars per share)	$ 11.5		$ 11.5
Warrant purchase (in Shares)	1		1
Underwriting discount percentage	2.00%
Transaction costs		$ 15,615,485	$ 15,615,485
Underwriting fee		4,000,000	4,000,000
Deferred underwriting fee		10,950,000	10,950,000
Other offering costs		$ 665,485	$ 665,485
Percentage of net balance in trust account		80.00%	80.00%
Percentage of outstanding voting securities		50.00%	50.00%
Percentage of redeem public shares		100.00%	100.00%
Interest to pay distribution expenses		$ 100,000	$ 100,000
Number of trading days		30 days
Percentage of earnout shares		50.00%
Released days		90 days
Percentage of remaining earnout shares		50.00%
Remaining released days		180 days
Aggregate proceeds		$ 100,000,000
Exceed amount		75,000,000
Gross amount		75,000,000
Cash		23,197	250,079		$ 935,701
Working capital		$ 1,002,980	$ 203,333
Launch Two Acquisition Corp [Member]
Description of Organization and Business Operations [Line Items]
Maturity term	185 days
Warrant [Member]
Description of Organization and Business Operations [Line Items]
Aggregate of warrants (in Shares)		18,575,000	18,575,000		18,575,000
Private Placement Warrants (in Shares)			1
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Warrant price per share (in Dollars per share)	$ 11.5		$ 11.5
Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds	$ 231,150,000
Initial public offering price per share (in Dollars per share)	$ 10.05	$ 10.05	10.05
Public share (in Dollars per share)		$ 10.05	$ 10.05
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)	23,000,000
Gross proceeds	$ 4,000,000		$ 7,075,000
IPO [Member] | Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Initial public offering price per share (in Dollars per share)			$ 10.58	$ 10.84
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)	3,000,000	3,000,000	3,000,000
Shares issued, price per share (in Dollars per share)	$ 10
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Private Placement Warrants (in Shares)	7,075,000		7,075,000
Private Placement Warrants [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Aggregate of warrants (in Shares)	7,075,000		7,075,000
Warrant price per share (in Dollars per share)	$ 1		$ 1
Private Placement Warrants [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Private Placement Warrants (in Shares)	4,500,000		4,500,000
Private Placement Warrants [Member] | Cantor Fitzgerald Co [Member]
Description of Organization and Business Operations [Line Items]
Private Placement Warrants (in Shares)	2,575,000		2,575,000
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds	$ 7,075,000
Class A Ordinary Share [Member]
Description of Organization and Business Operations [Line Items]
Shares issued, price per share (in Dollars per share)		$ 11.5	$ 11.5
Shares issued (in Shares)	1
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Warrant price per share (in Dollars per share)	$ 11.5	0.01	$ 0.01
Private Placement Warrants (in Shares)			1
Class A Ordinary Share [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Shares issued, price per share (in Dollars per share)		$ 18	$ 18
Private Placement Warrants (in Shares)		1
Warrant purchase (in Shares)	1		1
Class A Ordinary Share [Member] | IPO [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds	$ 230,000,000
Company Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
SPAC Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)		18
Initial public offering price per share (in Dollars per share)		$ 10.82
Company’s expenses		$ 500,000,000
Net amount		$ 5,000,000
Additional shares (in Shares)		12,575,000